Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Marketable Securities [Line Items]
Amortized cost	$ 86,783	$ 272,691
Gross unrealized gain	489	261
Gross unrealized Loss	(14)	(1,929)
Fair value	87,258	271,023
Matures within one year [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost		224,617
Gross unrealized gain		81
Gross unrealized Loss		(1,761)
Fair value		222,937
Corporate debentures [Member] | Matures within one year: Corporate debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	53,801	215,040
Gross unrealized gain	128	81
Gross unrealized Loss	(3)	(1,720)
Fair value	53,926	213,401
Corporate debentures [Member] | Matures after one through four years: Corporate debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	32,982	48,074
Gross unrealized gain	361	180
Gross unrealized Loss	(11)	(168)
Fair value	$ 33,332	48,086
Government debentures [Member] | Matures within one year: Government debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost		9,577
Gross unrealized gain
Gross unrealized Loss		(41)
Fair value		$ 9,536